GENERAL (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Vessels and equipment Vessels	Dec. 31, 2012 Vessels and equipment Vessels	Dec. 31, 2013 Golar LNG Partners	Dec. 31, 2013 Golar LNG Partners	Apr. 30, 2011 Golar LNG Partners	Dec. 31, 2013 Golar LNG Partners Vessels and equipment	Dec. 31, 2013 Golar LNG Partners Vessels and equipment	Dec. 31, 2012 Golar LNG Partners Vessels and equipment	Dec. 31, 2013 LNG carrier Vessels and equipment Vessels	Dec. 31, 2013 John Fredriksen	Dec. 31, 2012 John Fredriksen	Dec. 31, 2013 Maximum [Member] Drydocking [Member]	Dec. 31, 2013 Minimum [Member] Drydocking [Member]
Ownership interests:
Property, Plant and Equipment, Useful Life													5 years	2 years
Ownership interest percentage											45.61%	45.71%
Number of owned shipping vessels		7	6							7
Number of operated shipping vessels							8	8	7
Minimum duration of long-term charter	5 years
Percentage ownership in subsidiary					41.40%	65.40%
Cost method investments, percentage of general partner interest				2.00%